Summary of significant accounting policies (Details)	Mar. 31, 2026
Technology assets
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Minimum | Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years
Minimum | Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Maximum | Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	23 years
Maximum | Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years